Shareholders’ equity and reserves (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Summary of stock option activity

	Period ended June 30, 2026		Year ended December 31, 2025
	Options	Weighted average exercise price	Options	Weighted average exercise price
	#	$	#
Options outstanding, beginning of period/year	806,061	0.70	528,283	0.69
Granted	454,040	0.54	277,778	0.50
Expired	(252,525)	0.83	–	–
Options outstanding, end of period/year	1,007,576	0.58	806,061	0.70

Summary of stock options outstanding and exercisable

Options	Options	Exercise		Weighted average
outstanding	exercisable	price	Expiry date	remaining life
#	#	$		(years)
25,253	25,253	0.69	January 16, 2028	1.55
73,737	73,737	0.59	August 24, 2032	6.16
176,768	176,768	0.79	October 12, 2032	6.29
277,778	277,778	0.50	June 12, 2035	8.96
204,040	204,040	0.59	March 19, 2036	9.73
250,000	250,000	0.49	April 16, 2036	9.80
1,007,576	1,007,576	0.58		8.33

Summary of changes in warrants

	Period ended June 30, 2026		Year ended December 31, 2025
	Warrants	Weighted average exercise price	Warrants	Weighted average exercise price	Warrant liability
	#	$	#	$	$
Warrants outstanding, beginning of period/year	3,926,930	0.99	3,665,657	1.06	857,250
Issued - unit offerings	–	–	2,578,188	0.91	1,201,281
Issued - finders' warrants	–	–	284,095	0.94	–
Expired	–	–	(2,601,010)	1.01	(310,494)
Fair value adjustment for warrants outstanding	–	–	–	–	84,154
Warrants outstanding, end of period/year	3,926,930	0.99	3,926,930	0.99	1,832,191

Summary of warrants outstanding and exercisable

Warrants	Exercise		Weighted average
outstanding	price	Expiry date	remaining life
#	$		(years)
48,485	1.19	October 25, 2026	0.32
606,061	1.19	October 25, 2027	1.32
326,263	1.19	December 3, 2027	1.43
1,601,005	0.89	December 4, 2027	1.43
192,320	0.89	December 4, 2027	1.43
445,286	0.89	December 12, 2027	1.45
364,119	0.89	December 18, 2027	1.47
43,290	0.89	December 18, 2027	1.47
132,323	1.19	December 23, 2027	1.48
167,778	1.19	June 30, 2028	2.00
3,926,930	0.99		1.43